Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 22,521	$ 445
Amounts receivable (Note 18)	2,088	3,367
Contract asset		2,640
Prepaid expenses	1,056	536
Current assets	25,665	6,988
Prepaid expenses	478	17
Property and equipment (Note 5)	3,055	2,911
Intangible assets (Note 6)	1,123	847
Right of use assets (Note 7)	543	401
Investment (Note 8)	862	776
Total assets	31,726	11,940
Current liabilities:
Accounts payable and accrued liabilities (Note 9)	2,268	4,826
Bank loan (Note 10(a))		32
Current portion of government loans (Note 10(d))		132
Loan payable (Note 10(b))	299	97
Lease obligations (Note 11)	280	340
Contract liability	2,186	2,022
Income taxes payable	50	24
Current liabilities	5,083	7,473
Defined benefit plan (Note 12)	289
Long-term project financing (Note 10(c))	175	167
Long-term government loans (Note 10(d))		141
Loan payable (Note 10(b))	934	172
Contract liability	402	136
Lease obligations (Note 11)	285	112
Total liabilities	7,168	8,201
Shareholders’ equity:
Share capital (Note 15(b))	242,444	213,528
Warrants (Note 16)	598	367
Accumulated other comprehensive loss	(256)	(147)
Contributed surplus (Note 15(c))	26,502	28,009
Deficit	(244,730)	(238,018)
Total shareholders’ equity	24,558	3,739
Total liabilities and shareholders’ equity	$ 31,726	$ 11,940